Note Payable and Convertible Notes (Details Textual) (USD $)	1 Months Ended				6 Months Ended		12 Months Ended		151 Months Ended	157 Months Ended
	Jan. 31, 2013	Dec. 19, 2012	Oct. 23, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 28, 2012	Dec. 27, 2011
Note Payable and Convertible Notes (Textual)
Convertible promissory note amount												$ 900,000
Amount of original issue discount												(150,000)
Premium finance agreement principal amount											140,000
Payment under premium finance agreement	28,000
Monthly amount payable under premium finance agreement							12,636
Duration of periodic payments for premium finance agreement							9 months
Premium finance agreement outstanding amount							140,000
Promissory note interest rate												8.00%
Net proceeds of promissory note												750,000
Percentage of principle amount in which convertible note issued												83.33%
Convertible note maturity term				One year
Gross proceeds in subsequent offerings of common stock or equivalents							4,000,000
Common stock issued to investors								287,061
Investment warrant grant date fair value							565,729
Beneficial conversion feature discount							372,850		372,850
Conversion price							$ 0.78		$ 0.78
Convertible note fair value per share							$ 1.11
Extended maturity Period of convertible notes			90 days
Description of extended maturity date			Company was seeking approval to extend the note maturity date for 90 days. The Company was able to obtain approvals from all note holders and the maturity date of the notes has been extended to January 31, 2013, February 18, 2013 or March 27, 2013 for the 24 notes.
Convertible notes and the accrued interest converted into common shares		4,000,000
Amortization of debt discount						451,267	775,637	124,363	900,000	900,000
Amortization of deferred financing costs						145,951	252,248	40,444	292,692	292,692
Down payment under insurance policy	28,000
Premium monthly installment for nine months	12,636
Notes payable					36,950		140,000		140,000	36,950
Principal payment of notes payable					103,050					103,050
Placement Agent [Member]
Note Payable and Convertible Notes (Textual)
Common stock shares purchasable through warrants							143,532
Exercise price of warrant							$ 0.78
Warrants expiration date							Jan. 31, 2019
Convertible promissory note amount							292,691		292,691
Amount of original issue discount							$ 150,000		$ 150,000
Amortization period of note							One year
Management Firm [Member]
Note Payable and Convertible Notes (Textual)
Common stock shares purchasable through warrants							126,829
Exercise price of warrant							$ 0.01
Warrants expiration date							Jan. 31, 2019